Borrowings	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Borrowings	Borrowings

	2023	2022
Non-current
Senior Notes	498,347	497,901
Bank borrowings	199,496	230,082
	697,843	727,983
Current
Senior Notes	8,250	8,250
Bank overdrafts	4,386	48,058
Bank borrowings	194,470	223,461
	207,106	279,769
Total borrowings	904,949	1,007,752

As of December 31, 2023, total bank borrowings include collateralized liabilities of US$77,055 (2022: US$188,058). These loans are mainly collateralized by property, plant and equipment, sugarcane plantations, sugar export contracts, shares of certain subsidiaries of the Group and U.S. Treasury Bills.
Notes 2027

On September 21, 2017, the Company issued senior notes (the “Notes”) for a total amount of US$500 million, at an annual fixed rate of 6%. The Notes will mature on September 21, 2027. Interest on the Notes are payable semi-annually in arrears on March 21 and September 21 of each year. The total proceeds nets of expenses was US$495.7 million.

The Notes are fully and unconditionally guaranteed on a senior unsecured basis by certain of our current and future subsidiaries. As of December 31, 2023, Adeco Agropecuaria S.A., Adecoagro Brasil Participações S.A., Adecoagro Vale do Ivinhema S.A., Pilagá S.A. and Usina Monte Alegre Ltda. are the only Subsidiary Guarantors.

The Notes contain customary financial covenants and restrictions which require us to meet pre-defined financial ratios, among other restrictions. As of December 31, 2023 and 2022 the Group was in compliance with these financial covenants.

Debt maturity breakdown

The maturity of the Group's borrowings and the Group's exposure to fixed and variable interest rates is as follows:

	2023	2022
Fixed rate:
Less than 1 year	117,105	272,900
Between 1 and 2 years	6,010	27,720
Between 2 and 3 years	5,508	2,222
Between 4 and 5 years	498,347	—
More than 5 years	—	497,901
	626,970	800,743
Variable rate:
Less than 1 year	90,001	6,869
Between 1 and 2 years	37,712	35,355
Between 2 and 3 years	91,878	32,851
Between 3 and 4 years	56,605	80,115
Between 4 and 5 years	1,783	50,211
More than 5 years	—	1,608
	277,979	207,009
	904,949	1,007,752

Borrowings incurred by the Group’s subsidiaries in Brazil are repayable at various dates between January 2024 and September 2030 and bear either fixed interest rates ranging from 6.80% to 13.23% per annum or variable rates based on base-rates plus spreads ranging from 8.60% to 14.24% per annum.

Borrowings incurred by the Group’s subsidiaries in Argentina are repayable at various dates between January 2024 and June 2028 and bear either no interest rate or variable rates based on specific base-rates plus spreads of 4.4% for those borrowings denominated in U.S. Dollar, and a fixed interest rates ranging from 74.5% to 117% per annum for those borrowings denominated in Argentine pesos.
Brazilian Subsidiaries

The main loans of the Group’s Brazilian Subsidiaries are:

Bank	Grant date	Nominal amount		Capital outstanding as of December 31				Maturity date	Annual interest rate
				2023			2022
		(In millions)		Millions of Brazilian Real		Millions of equivalent Dollars	Millions of equivalent Dollars
Certificados Recebíveis do Agronegócio (CRA)	December, 2019	R$	400.0	R$	400.0	82.6	76.7	November-27	3.80% + IPCA
Debênture (1)	December, 2020	R$	400.0	R$	400.0	82.6	76.7	December-26	4.24% + IPCA
Banco do Brasil (CCB)	December, 2020	R$	30.0	R$	15.0	3.1	5.7	January-24	CDI + 2.32%
Itaú BBA (NCR)	June, 2023	R$	40.0	R$	40.0	8.3	—	March 2024	CDI + 1.48%

(1) Collateralized by long term power purchase agreement (PPA).

In December 2019, Adecoagro Vale do Ivinhema placed R$400.0 million in Certificados de Recebíveis do Agronegócio (CRA) adjustable by the IPCA (Brazilian official inflation rate), maturing in November 2027 and bearing an interest 3.80% per annum. This debt was issued with no guarantee.

The above mentioned loans, except the CRA, contain certain customary financial covenants and restrictions which require the Brazilian subsidiaries to meet pre-defined financial ratios, among other restrictions, as well as restrictions on the payment of dividends. These financial ratios are measured considering the statutory financial statements of the Brazilian Subsidiaries.

As of December 31, 2023 and 2022 the Group was in compliance with all financial covenants.

Argentinian Subsidiaries

The main loans of the Group’s Argentinian Subsidiaries are:

Bank	Grant date	Nominal amount	Capital outstanding as of December 31		Maturity date	Annual interest rate
			2023	2022
		(In millions)	(In millions)	(In millions)
IFC (1)	2020	US$20.0	16.33	18.60	June, 2028	4% plus SOFR

(1) Collateralized by a US$100.0 million mortgage over Carmen, Abolengo and San Carlos farms, which are property of Adeco Agropecuaria S.A.

Loan with International Finance Corporation (IFC)

In June 2020, our Argentine subsidiaries, Adeco Agropecuaria S.A., Pilagá S.A. and L3N S.A. entered into a US$100 million loan agreement with International Finance Corporation (IFC), member of the World Bank Group. The loan's tenor is eight years, including a two-year grace period, originally with a rate of LIBOR + 4%. In October 2020, US$22 million has been received. In December 2021, we entered into an amendment reducing the total amount to US$ 60 million, that the group could request the withdrawal until June, 2022. If the Company withdraw the full amount, the rate would be reduced to LIBOR + 3%.

The loan contains customary financial covenants and restrictions which require us to meet pre-defined financial ratios, among other restrictions. Publication of LIBOR ceased at the end of June 2023. During April 2023, it was agreed with IFC to use Secured Overnight Financing Rate (SOFR), replacing the LIBOR since July 1st, 2023. All the other provisions of the loan agreement continue in full force and effect.

The above mentioned loans contain certain customary financial covenants and restrictions which require us to meet pre-defined financial ratios, among other restrictions, as well as restrictions on the payment of dividends. These financial ratios are measured considering the statutory financial statements of the Argentinian Subsidiaries.

As of December 31, 2023 and 2022 the Group was in compliance with all financial covenants.

The carrying amount of short-term borrowings is approximate its fair value due to the short-term maturity. Long term borrowings subject to variable rate approximate their fair value.The fair value of long-term subject to fix rate do not significant differ from their fair value. The fair value (level 2) of the notes as of December 31, 2023 and 2022 equals US$485.3 million and US$474.3 million, 97.06% and 94.86% of the nominal amount, respectively.

The breakdown of the Group’s borrowing by currency is included in Note 2 - Interest rate risk.

Evolution of the Group's borrowings as December 31, 2023 and 2022 is as follow:

	2023	2022
Amount at the beginning of the year	1,007,752	817,651
Proceeds from long term borrowings	7,739	41,082
Payments of long term borrowings	(24,105)	(14,012)
Proceeds from short term borrowings	448,532	347,928
Payments of short term borrowings	(420,276)	(192,648)
Payments of interest (1)	(43,457)	(33,189)
Accrued interest	33,495	51,596
Acquisition of subsidiaries (Note 21)	—	17,738
Exchange differences, inflation and translation, net	(105,465)	(30,489)
Others	734	2,095
Amount at the end of the year	904,949	1,007,752
(1) Excludes payment of interest related to trade and other payables.